Acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 23, 2015	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Business Acquisition [Line Items]
Cash consideration, net of cash acquired		$ (7.9)	$ 1,320.5	$ 101.8
Big Heart [Member]
Business Acquisition [Line Items]
Shares issued	$ 2,035.5
Assumed debt from Big Heart	2,630.2
Cash consideration, net of cash acquired	1,232.1
Total purchase price	$ 5,897.8